Goldman Sachs Capital Growth Fund
Goldman Sachs Capital Growth Fund—Summary
Investment Objective
The Goldman Sachs Capital Growth Fund (“the Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 65 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-116 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Capital Growth Fund		Class A Shares, Goldman Sachs Capital Growth Fund	Class B Shares, Goldman Sachs Capital Growth Fund	Class C Shares, Goldman Sachs Capital Growth Fund	Institutional Shares, Goldman Sachs Capital Growth Fund	Service Shares, Goldman Sachs Capital Growth Fund	Class IR Shares, Goldman Sachs Capital Growth Fund	Class R Shares, Goldman Sachs Capital Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Capital Growth Fund		Class A Shares, Goldman Sachs Capital Growth Fund	Class B Shares, Goldman Sachs Capital Growth Fund	Class C Shares, Goldman Sachs Capital Growth Fund	Institutional Shares, Goldman Sachs Capital Growth Fund	Service Shares, Goldman Sachs Capital Growth Fund	Class IR Shares, Goldman Sachs Capital Growth Fund	Class R Shares, Goldman Sachs Capital Growth Fund
Management Fees		0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none	0.50%
Other Expenses		0.24%	0.24%	0.24%	0.09%	0.59%	0.24%	0.24%
Service Fees		none	none	none	none	0.25%	none	none
Shareholder Administration Fees		none	none	none	none	0.25%	none	none
All Other Expenses		0.24%	0.24%	0.24%	0.09%	0.09%	0.24%	0.24%
Total Annual Fund Operating Expenses		1.47%	2.22%	2.22%	1.07%	1.57%	1.22%	1.72%
Fee Waiver and Expense Limitation	[1]	(0.33%)	(0.33%)	(0.33%)	(0.33%)	(0.33%)	(0.33%)	(0.33%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation		1.14%	1.89%	1.89%	0.74%	1.24%	0.89%	1.39%
[1]	The Investment Adviser has agreed to (i) waive a portion of its management fees, in order to achieve an effective net management fee rate of 0.70% as an annual percentage rate of the average daily net assets of the Fund, and (ii) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund's average daily net assets. These arrangements will remain in effect through at least December 29, 2012, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Capital Growth Fund (USD $)	Expense Example by, Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares, Goldman Sachs Capital Growth Fund		660	959	1,279	2,184
Class B Shares, Goldman Sachs Capital Growth Fund	Assuming complete redemption at end of period	692	963	1,360	2,339	Assuming no redemption	192	663	1,160	2,339
Class C Shares, Goldman Sachs Capital Growth Fund	Assuming complete redemption at end of period	292	663	1,160	2,529	Assuming no redemption	192	663	1,160	2,529
Institutional Shares, Goldman Sachs Capital Growth Fund		76	308	558	1,276
Service Shares, Goldman Sachs Capital Growth Fund		126	463	824	1,839
Class IR Shares, Goldman Sachs Capital Growth Fund		91	355	639	1,448
Class R Shares, Goldman Sachs Capital Growth Fund		142	510	902	2,003

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2011 was 58% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 90% of its total assets measured at time of purchase (“Total Assets”) in equity investments. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Total Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies.

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity investments that are considered by the Investment Adviser to have long-term capital appreciation potential. The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Investment Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. The Investment Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of broad-based securities market indices. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (CLASS A)
The total return for Class A Shares for the 9-month period ended September 30, 2011 was –10.90%. Best Quarter Q2 ’09 +22.11% Worst Quarter Q4 ’08 –28.66%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2010
Average Annual Total Returns Goldman Sachs Capital Growth Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Returns Before Taxes Class A Shares, Goldman Sachs Capital Growth Fund	Returns Before Taxes		4.75%	1.02%	(0.82%)	8.29%	Apr. 20, 1990
Returns Before Taxes Class B Shares, Goldman Sachs Capital Growth Fund	Returns Before Taxes		5.02%	1.01%	(0.87%)	5.51%	May 01, 1996
Returns Before Taxes Class C Shares, Goldman Sachs Capital Growth Fund	Returns Before Taxes		9.04%	1.42%	(0.99%)	2.99%	Aug. 15, 1997
Returns Before Taxes Institutional Shares, Goldman Sachs Capital Growth Fund	Returns Before Taxes		11.26%	2.58%	0.15%	4.16%	Aug. 15, 1997
Returns Before Taxes Service Shares, Goldman Sachs Capital Growth Fund	Returns Before Taxes		10.74%	2.08%	(0.35%)	3.65%	Aug. 15, 1997
Returns Before Taxes Class IR Shares, Goldman Sachs Capital Growth Fund	Returns Before Taxes		11.12%			(1.56%)	Nov. 30, 2007
Returns Class R Shares, Goldman Sachs Capital Growth Fund	Returns		10.62%			(2.02%)	Nov. 30, 2007
Returns After Taxes on Distributions Class A Shares, Goldman Sachs Capital Growth Fund	Returns After Taxes on Distributions		4.75%	0.79%	(0.93%)	6.59%	Apr. 20, 1990
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares, Goldman Sachs Capital Growth Fund	Returns After Taxes on Distributions and Sale of Fund Shares		3.08%	0.81%	(0.72%)	6.36%	Apr. 20, 1990
Russell 1000 Growth Index Class A Shares, Goldman Sachs Capital Growth Fund	Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%	8.44%	Apr. 20, 1990
Russell 1000 Growth Index Class B Shares, Goldman Sachs Capital Growth Fund	Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%	5.29%	May 01, 1996
Russell 1000 Growth Index Class C Shares, Goldman Sachs Capital Growth Fund	Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%	3.00%	Aug. 15, 1997
Russell 1000 Growth Index Institutional Shares, Goldman Sachs Capital Growth Fund	Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%	3.00%	Aug. 15, 1997
Russell 1000 Growth Index Service Shares, Goldman Sachs Capital Growth Fund	Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%	3.00%	Aug. 15, 1997
Russell 1000 Growth Index Class IR Shares, Goldman Sachs Capital Growth Fund	Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%			(0.58%)	Nov. 30, 2007
Russell 1000 Growth Index Class R Shares, Goldman Sachs Capital Growth Fund	Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%			(0.58%)	Nov. 30, 2007
S&P 500 Index Class A Shares, Goldman Sachs Capital Growth Fund	S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	8.87%	Apr. 20, 1990
S&P 500 Index Class B Shares, Goldman Sachs Capital Growth Fund	S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	6.43%	May 01, 1996
S&P 500 Index Class C Shares, Goldman Sachs Capital Growth Fund	S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.13%	Aug. 15, 1997
S&P 500 Index Institutional Shares, Goldman Sachs Capital Growth Fund	S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.13%	Aug. 15, 1997
S&P 500 Index Service Shares, Goldman Sachs Capital Growth Fund	S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	4.13%	Aug. 15, 1997
S&P 500 Index Class IR Shares, Goldman Sachs Capital Growth Fund	S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	15.06%			(2.99%)	Nov. 30, 2007
S&P 500 Index Class R Shares, Goldman Sachs Capital Growth Fund	S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	15.06%			(2.99%)	Nov. 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Concentrated Growth Fund
Goldman Sachs Concentrated Growth Fund—Summary
Investment Objective
The Goldman Sachs Concentrated Growth Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 65 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-116 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Concentrated Growth Fund		Class A Shares, Goldman Sachs Concentrated Growth Fund	Class B Shares, Goldman Sachs Concentrated Growth Fund	Class C Shares, Goldman Sachs Concentrated Growth Fund	Institutional Shares, Goldman Sachs Concentrated Growth Fund	Class IR Shares, Goldman Sachs Concentrated Growth Fund	Class R Shares, Goldman Sachs Concentrated Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Concentrated Growth Fund		Class A Shares, Goldman Sachs Concentrated Growth Fund	Class B Shares, Goldman Sachs Concentrated Growth Fund	Class C Shares, Goldman Sachs Concentrated Growth Fund	Institutional Shares, Goldman Sachs Concentrated Growth Fund	Class IR Shares, Goldman Sachs Concentrated Growth Fund	Class R Shares, Goldman Sachs Concentrated Growth Fund
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	0.50%
Other Expenses		0.31%	0.31%	0.31%	0.16%	0.31%	0.31%
Total Annual Fund Operating Expenses		1.56%	2.31%	2.31%	1.16%	1.31%	1.81%
Fee Waiver and Expense Limitation	[1]	(0.30%)	(0.30%)	(0.30%)	(0.30%)	(0.30%)	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation		1.26%	2.01%	2.01%	0.86%	1.01%	1.51%
[1]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management fee rate of 0.81% as an annual percentage rate of the average daily net assets of the Fund; and (ii) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.014% of the Fund's average daily net assets. These arrangements will remain in effect through at least December 29, 2012, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Concentrated Growth Fund (USD $)	Expense Example by, Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares, Goldman Sachs Concentrated Growth Fund		671	988	1,326	2,280
Class B Shares, Goldman Sachs Concentrated Growth Fund	Assuming complete redemption at end of period	704	993	1,408	2,435	Assuming no redemption	204	693	1,208	2,435
Class C Shares, Goldman Sachs Concentrated Growth Fund	Assuming complete redemption at end of period	304	693	1,208	2,623	Assuming no redemption	204	693	1,208	2,623
Institutional Shares, Goldman Sachs Concentrated Growth Fund		88	339	609	1,382
Class IR Shares, Goldman Sachs Concentrated Growth Fund		103	386	689	1,553
Class R Shares, Goldman Sachs Concentrated Growth Fund		154	540	952	2,102

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2011 was 35% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 90% of its total assets measured at time of purchase (“Total Assets”) in equity investments selected for their potential to achieve capital appreciation over the long term. The Fund may invest in securities of companies of any capitalization. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Total Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies.

The Fund seeks to achieve its investment objective by investing, under normal circumstances, in approximately 30-45 companies that are considered by the Investment Adviser to be positioned for long-term growth. The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Investment Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. The Investment Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes or when a company is deemed to be misallocating capital. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.

The Fund may invest up to 10% of its Total Assets in fixed income securities, such as government, corporate and bank debt obligations.

The Fund is “non-diversified” under the Investment Company Act of 1940 (the “Investment Company Act”), and may invest a larger percentage of its assets in fewer issuers than “diversified” mutual funds. Therefore, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk. The Fund is not diversified, which means it may invest a larger percentage of its assets in fewer issuers than a “diversified” mutual fund. Under normal circumstances, the Fund intends to invest in approximately 30-45 companies.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (CLASS A)
The total return for Class A Shares for the 9-month period ended September 30, 2011 was –11.61%. Best Quarter Q2 ’09 +20.85% Worst Quarter Q4 ’08 –31.57%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2010
Average Annual Total Returns Goldman Sachs Concentrated Growth Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception	Inception Date
Returns Before Taxes Class A Shares, Goldman Sachs Concentrated Growth Fund	Returns Before Taxes		4.77%	1.44%	4.51%	Sep. 03, 2002
Returns Before Taxes Class B Shares, Goldman Sachs Concentrated Growth Fund	Returns Before Taxes		4.91%	1.39%	4.46%	Sep. 03, 2002
Returns Before Taxes Class C Shares, Goldman Sachs Concentrated Growth Fund	Returns Before Taxes		8.93%	1.82%	4.41%	Sep. 03, 2002
Returns Before Taxes Institutional Shares, Goldman Sachs Concentrated Growth Fund	Returns Before Taxes		11.28%	3.01%	5.63%	Sep. 03, 2002
Returns Before Taxes Class IR Shares, Goldman Sachs Concentrated Growth Fund	Returns Before Taxes		11.05%		(2.45%)	Nov. 30, 2007
Returns Class R Shares, Goldman Sachs Concentrated Growth Fund	Returns		10.57%		(2.88%)	Nov. 30, 2007
Returns After Taxes on Distributions Class A Shares, Goldman Sachs Concentrated Growth Fund	Returns After Taxes on Distributions		4.77%	1.11%	4.22%	Sep. 03, 2002
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares, Goldman Sachs Concentrated Growth Fund	Returns After Taxes on Distributions and Sale of Fund Shares		3.10%	1.22%	3.90%	Sep. 03, 2002
Russell 1000 Growth Index Class A Shares, Goldman Sachs Concentrated Growth Fund	Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	6.40%	Sep. 03, 2002
Russell 1000 Growth Index Class B Shares, Goldman Sachs Concentrated Growth Fund	Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	6.40%	Sep. 03, 2002
Russell 1000 Growth Index Class C Shares, Goldman Sachs Concentrated Growth Fund	Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	6.40%	Sep. 03, 2002
Russell 1000 Growth Index Institutional Shares, Goldman Sachs Concentrated Growth Fund	Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	6.40%	Sep. 03, 2002
Russell 1000 Growth Index Class IR Shares, Goldman Sachs Concentrated Growth Fund	Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%		(0.58%)	Nov. 30, 2007
Russell 1000 Growth Index Class R Shares, Goldman Sachs Concentrated Growth Fund	Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%		(0.58%)	Nov. 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Flexible Cap Growth Fund
Goldman Sachs Flexible Cap Growth Fund—Summary
Investment Objective
The Goldman Sachs Flexible Cap Growth Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 65 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-116 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Flexible Cap Growth Fund		Class A Shares, Goldman Sachs Flexible Cap Growth Fund	Class C Shares, Goldman Sachs Flexible Cap Growth Fund	Institutional Shares, Goldman Sachs Flexible Cap Growth Fund	Class IR Shares, Goldman Sachs Flexible Cap Growth Fund	Class R Shares, Goldman Sachs Flexible Cap Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Flexible Cap Growth Fund		Class A Shares, Goldman Sachs Flexible Cap Growth Fund	Class C Shares, Goldman Sachs Flexible Cap Growth Fund	Institutional Shares, Goldman Sachs Flexible Cap Growth Fund	Class IR Shares, Goldman Sachs Flexible Cap Growth Fund	Class R Shares, Goldman Sachs Flexible Cap Growth Fund
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none	0.50%
Other Expenses		1.34%	1.34%	1.19%	1.34%	1.34%
Total Annual Fund Operating Expenses		2.59%	3.34%	2.19%	2.34%	2.84%
Fee Waiver and Expense Limitation	[1]	(1.33%)	(1.33%)	(1.33%)	(1.33%)	(1.33%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	[2]	1.26%	2.01%	0.86%	1.01%	1.51%
[1]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management fee rate of 0.81% as an annual percentage rate of the average daily net assets of the Fund; and (ii) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.014% of the Fund's average daily net assets. These arrangements will remain in effect through at least December 29, 2012, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[2]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitations currently in effect."

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Flexible Cap Growth Fund (USD $)	Expense Example by, Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares, Goldman Sachs Flexible Cap Growth Fund		671	1,191	1,737	3,220
Class C Shares, Goldman Sachs Flexible Cap Growth Fund	Assuming complete redemption at end of period	304	903	1,626	3,541	Assuming no redemption	204	903	1,626	3,541
Institutional Shares, Goldman Sachs Flexible Cap Growth Fund		88	557	1,053	2,419
Class IR Shares, Goldman Sachs Flexible Cap Growth Fund		103	603	1,129	2,574
Class R Shares, Goldman Sachs Flexible Cap Growth Fund		154	754	1,381	3,070

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2011 was 51% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in equity investments in small-, mid- and large-cap issuers. In addition, under normal circumstances, the Fund expects that approximately 90% of its Net Assets will be invested in such equity investments in small-, mid- and large-cap issuers. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies.

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity investments that are considered by the Investment Adviser to be strategically positioned for consistent long-term growth. The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Investment Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. The Investment Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.

The Fund may invest up to 20% of its Net Assets in fixed income securities (including high yield fixed income securities), such as government, corporate and bank debt obligations.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (CLASS A)
The total return for Class A Shares for the 9-month period ended September 30, 2011 was –13.91%. Best Quarter Q2 ’09 +20.03% Worst Quarter Q2 ’10 –11.77%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2010
Average Annual Total Returns Goldman Sachs Flexible Cap Growth Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	Inception Date
Returns Before Taxes Class A Shares, Goldman Sachs Flexible Cap Growth Fund	Returns Before Taxes		7.98%	3.38%	Jan. 31, 2008
Returns Before Taxes Class C Shares, Goldman Sachs Flexible Cap Growth Fund	Returns Before Taxes		12.31%	4.67%	Jan. 31, 2008
Returns Before Taxes Institutional Shares, Goldman Sachs Flexible Cap Growth Fund	Returns Before Taxes		14.76%	5.86%	Jan. 31, 2008
Returns Before Taxes Class IR Shares, Goldman Sachs Flexible Cap Growth Fund	Returns Before Taxes		14.61%	5.70%	Jan. 31, 2008
Returns Class R Shares, Goldman Sachs Flexible Cap Growth Fund	Returns		14.06%	5.17%	Jan. 31, 2008
Returns After Taxes on Distributions Class A Shares, Goldman Sachs Flexible Cap Growth Fund	Returns After Taxes on Distributions		7.07%	2.94%	Jan. 31, 2008
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares, Goldman Sachs Flexible Cap Growth Fund	Returns After Taxes on Distributions and Sale of Fund Shares		5.94%	2.72%	Jan. 31, 2008
Russell 3000 Growth Index Class A Shares, Goldman Sachs Flexible Cap Growth Fund	Russell 3000® Growth Index	(reflects no deduction for fees, expenses or taxes)	17.64%	2.58%	Jan. 31, 2008
Russell 3000 Growth Index Class C Shares, Goldman Sachs Flexible Cap Growth Fund	Russell 3000® Growth Index	(reflects no deduction for fees, expenses or taxes)	17.64%	2.58%	Jan. 31, 2008
Russell 3000 Growth Index Institutional Shares, Goldman Sachs Flexible Cap Growth Fund	Russell 3000® Growth Index	(reflects no deduction for fees, expenses or taxes)	17.64%	2.58%	Jan. 31, 2008
Russell 3000 Growth Index Class IR Shares, Goldman Sachs Flexible Cap Growth Fund	Russell 3000® Growth Index	(reflects no deduction for fees, expenses or taxes)	17.64%	2.58%	Jan. 31, 2008
Russell 3000 Growth Index Class R Shares, Goldman Sachs Flexible Cap Growth Fund	Russell 3000® Growth Index	(reflects no deduction for fees, expenses or taxes)	17.64%	2.58%	Jan. 31, 2008

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Strategic Growth Fund
Goldman Sachs Strategic Growth Fund—Summary
Investment Objective
The Goldman Sachs Strategic Growth Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 65 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-116 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Strategic Growth Fund		Class A Shares, Goldman Sachs Strategic Growth Fund	Class B Shares, Goldman Sachs Strategic Growth Fund	Class C Shares, Goldman Sachs Strategic Growth Fund	Institutional Shares, Goldman Sachs Strategic Growth Fund	Service Shares, Goldman Sachs Strategic Growth Fund	Class IR Shares, Goldman Sachs Strategic Growth Fund	Class R Shares, Goldman Sachs Strategic Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Strategic Growth Fund		Class A Shares, Goldman Sachs Strategic Growth Fund	Class B Shares, Goldman Sachs Strategic Growth Fund	Class C Shares, Goldman Sachs Strategic Growth Fund	Institutional Shares, Goldman Sachs Strategic Growth Fund	Service Shares, Goldman Sachs Strategic Growth Fund	Class IR Shares, Goldman Sachs Strategic Growth Fund	Class R Shares, Goldman Sachs Strategic Growth Fund
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none	0.50%
Other Expenses		0.26%	0.26%	0.26%	0.11%	0.61%	0.26%	0.26%
Service Fees		none	none	none	none	0.25%	none	none
Shareholder Administration Fees		none	none	none	none	0.25%	none	none
All Other Expenses		0.26%	0.26%	0.26%	0.11%	0.11%	0.26%	0.26%
Total Annual Fund Operating Expenses		1.51%	2.26%	2.26%	1.11%	1.61%	1.26%	1.76%
Fee Waiver and Expense Limitation	[1]	(0.36%)	(0.36%)	(0.36%)	(0.36%)	(0.36%)	(0.36%)	(0.36%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation		1.15%	1.90%	1.90%	0.75%	1.25%	0.90%	1.40%
[1]	The Investment Adviser has agreed to (i) waive a portion of its management fees, in order to achieve an effective net management fee rate of 0.71% as an annual percentage rate of the average daily net assets of the Fund; and (ii) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund's average daily net assets. These arrangements will remain in effect through at least December 29, 2012, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the management fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs Strategic Growth Fund (USD $)	Expense Example by, Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares, Goldman Sachs Strategic Growth Fund		661	968	1,296	2,223
Class B Shares, Goldman Sachs Strategic Growth Fund	Assuming complete redemption at end of period	693	972	1,377	2,378	Assuming no redemption	193	672	1,177	2,378
Class C Shares, Goldman Sachs Strategic Growth Fund	Assuming complete redemption at end of period	293	672	1,177	2,567	Assuming no redemption	193	672	1,177	2,567
Institutional Shares, Goldman Sachs Strategic Growth Fund		77	317	577	1,319
Service Shares, Goldman Sachs Strategic Growth Fund		127	473	842	1,881
Class IR Shares, Goldman Sachs Strategic Growth Fund		92	364	657	1,491
Class R Shares, Goldman Sachs Strategic Growth Fund		143	519	920	2,043

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2011 was 40% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 90% of its total assets measured at time of purchase (“Total Assets”) in equity investments. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Total Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies.

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity investments that are considered by the Investment Adviser to be strategically positioned for consistent long-term growth. The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Investment Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. The Investment Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (CLASS A)
The total return for Class A Shares for the 9-month period ended September 30, 2011 was –11.22%. Best Quarter Q2 ’09 +19.20% Worst Quarter Q4 ’08 –28.16%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2010
Average Annual Total Returns Goldman Sachs Strategic Growth Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Returns Before Taxes Class A Shares, Goldman Sachs Strategic Growth Fund	Returns Before Taxes		4.42%	1.40%	(1.41%)	(0.31%)	May 24, 1999
Returns Before Taxes Class B Shares, Goldman Sachs Strategic Growth Fund	Returns Before Taxes		4.62%	1.38%	(1.45%)	(0.34%)	May 24, 1999
Returns Before Taxes Class C Shares, Goldman Sachs Strategic Growth Fund	Returns Before Taxes		8.73%	1.78%	(1.59%)	(0.56%)	May 24, 1999
Returns Before Taxes Institutional Shares, Goldman Sachs Strategic Growth Fund	Returns Before Taxes		11.00%	2.97%	(0.45%)	0.58%	May 24, 1999
Returns Before Taxes Service Shares, Goldman Sachs Strategic Growth Fund	Returns Before Taxes		10.43%	2.52%	(0.84%)	0.19%	May 24, 1999
Returns Before Taxes Class IR Shares, Goldman Sachs Strategic Growth Fund	Returns Before Taxes		10.89%			22.64%	Jan. 06, 2009
Returns Class R Shares, Goldman Sachs Strategic Growth Fund	Returns		10.39%			22.11%	Jan. 06, 2009
Returns After Taxes on Distributions Class A Shares, Goldman Sachs Strategic Growth Fund	Returns After Taxes on Distributions		4.37%	1.39%	(1.42%)	(0.32%)	May 24, 1999
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares, Goldman Sachs Strategic Growth Fund	Returns After Taxes on Distributions and Sale of Fund Shares		2.93%	1.20%	(1.19%)	(0.26%)	May 24, 1999
Russell 1000 Growth Index Class A Shares, Goldman Sachs Strategic Growth Fund	Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%	(0.18%)	May 24, 1999
Russell 1000 Growth Index Class B Shares, Goldman Sachs Strategic Growth Fund	Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%	(0.18%)	May 24, 1999
Russell 1000 Growth Index Class C Shares, Goldman Sachs Strategic Growth Fund	Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%	(0.18%)	May 24, 1999
Russell 1000 Growth Index Institutional Shares, Goldman Sachs Strategic Growth Fund	Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%	(0.18%)	May 24, 1999
Russell 1000 Growth Index Service Shares, Goldman Sachs Strategic Growth Fund	Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%	(0.18%)	May 24, 1999
Russell 1000 Growth Index Class IR Shares, Goldman Sachs Strategic Growth Fund	Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%			23.75%	Jan. 06, 2009
Russell 1000 Growth Index Class R Shares, Goldman Sachs Strategic Growth Fund	Russell 1000® Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%			23.75%	Jan. 06, 2009

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs U.S. Equity Fund
Goldman Sachs U.S. Equity Fund—Summary
Investment Objective
The Goldman Sachs U.S. Equity Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in the “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” on page 65 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” on page B-116 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs U.S. Equity Fund		Class A Shares, Goldman Sachs U.S. Equity Fund	Class C Shares, Goldman Sachs U.S. Equity Fund	Institutional Shares, Goldman Sachs U.S. Equity Fund	Class IR Shares, Goldman Sachs U.S. Equity Fund	Class R Shares, Goldman Sachs U.S. Equity Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs U.S. Equity Fund		Class A Shares, Goldman Sachs U.S. Equity Fund	Class C Shares, Goldman Sachs U.S. Equity Fund	Institutional Shares, Goldman Sachs U.S. Equity Fund	Class IR Shares, Goldman Sachs U.S. Equity Fund	Class R Shares, Goldman Sachs U.S. Equity Fund
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none	0.50%
Other Expenses		3.93%	3.93%	3.78%	3.93%	3.93%
Total Annual Fund Operating Expenses		4.88%	5.63%	4.48%	4.63%	5.13%
Expense Limitation	[1]	(3.70%)	(3.70%)	(3.70%)	(3.70%)	(3.70%)
Total Annual Fund Operating Expenses After Expense Limitation		1.18%	1.93%	0.78%	0.93%	1.43%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.044% of the Fund's average daily net assets through at least December 29, 2012, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Goldman Sachs U.S. Equity Fund (USD $)	Expense Example by, Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years	Expense Example, No Redemption, By Year, Caption [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares, Goldman Sachs U.S. Equity Fund		664	1,622	2,583	4,996
Class C Shares, Goldman Sachs U.S. Equity Fund	Assuming complete redemption at end of period	296	1,349	2,488	5,273	Assuming no redemption	196	1,349	2,488	5,273
Institutional Shares, Goldman Sachs U.S. Equity Fund		80	1,018	1,967	4,381
Class IR Shares, Goldman Sachs U.S. Equity Fund		95	1,062	2,037	4,504
Class R Shares, Goldman Sachs U.S. Equity Fund		146	1,207	2,265	4,899

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2011 was 51% of the average value of its portfolio.
Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in U.S. large-cap issuers with public stock market capitalizations within the range of the market capitalization of companies constituting the Standard & Poor’s 500 Index. The Fund may also invest up to 20% of its Net Assets in foreign securities.

The Goldman Sachs Asset Management Growth Team uses fundamental research to find strong business franchises with favorable long-term growth prospects and excellent management. Investment criteria include dominant market share, positive free cash flow, enduring competitive advantages and sustainable growth. The process also includes a valuation component. The Goldman Sachs Asset Management Value Team’s philosophy is based on the belief that all successful investing should thoughtfully weigh two important attributes of a stock: price and prospects. The team uses a strong valuation discipline to purchase well-positioned, cash-generating businesses run by shareholder-oriented management teams.

The Fund’s equity investment process involves: (1) using multiple industry-specific valuation metrics to identify real economic value and company potential in stocks, screened by valuation, profitability and business characteristics; (2) conducting in-depth company research and assessing overall business quality; and (3) buying those securities that a sector portfolio manager recommends, taking into account feedback from the rest of the portfolio management team. The Investment Adviser may decide to sell a position for various reasons, including valuation and price considerations, readjustment of the Investment Adviser’s outlook based on subsequent events, the Investment Adviser’s ongoing assessment of the quality and effectiveness of management, if new investment ideas offer the potential for better risk/reward profiles than existing holdings, or for risk management purposes. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.

The Fund may also, but does not currently intend to, invest in fixed income securities, including government, corporate and bank debt obligations.

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund employs both growth and value investment styles, either of which may fall out of favor from time to time. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.

TOTAL RETURN CALENDAR YEAR (CLASS A)
The total return for Class A Shares for the 9-month period ended September 30, 2011 was –13.58%. Best Quarter Q3 ’10 +10.99% Worst Quarter Q2 ’10 –12.57%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2010
Average Annual Total Returns Goldman Sachs U.S. Equity Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	Inception Date
Returns Before Taxes Class A Shares, Goldman Sachs U.S. Equity Fund	Returns Before Taxes		6.75%	8.65%	Nov. 30, 2009
Returns Before Taxes Class C Shares, Goldman Sachs U.S. Equity Fund	Returns Before Taxes		11.10%	13.53%	Nov. 30, 2009
Returns Before Taxes Institutional Shares, Goldman Sachs U.S. Equity Fund	Returns Before Taxes		13.51%	14.94%	Nov. 30, 2009
Returns Before Taxes Class IR Shares, Goldman Sachs U.S. Equity Fund	Returns Before Taxes		13.29%	14.72%	Nov. 30, 2009
Returns Class R Shares, Goldman Sachs U.S. Equity Fund	Returns		12.73%	14.16%	Nov. 30, 2009
Returns After Taxes on Distributions Class A Shares, Goldman Sachs U.S. Equity Fund	Returns After Taxes on Distributions		6.63%	8.52%	Nov. 30, 2009
Returns After Taxes on Distributions and Sale of Fund Shares Class A Shares, Goldman Sachs U.S. Equity Fund	Returns After Taxes on Distributions and Sale of Fund Shares		4.53%	7.34%	Nov. 30, 2009
S&P 500 Index Class A Shares, Goldman Sachs U.S. Equity Fund	S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	15.06%	15.79%	Nov. 30, 2009
S&P 500 Index Class C Shares, Goldman Sachs U.S. Equity Fund	S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	15.06%	15.79%	Nov. 30, 2009
S&P 500 Index Institutional Shares, Goldman Sachs U.S. Equity Fund	S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	15.06%	15.79%	Nov. 30, 2009
S&P 500 Index Class IR Shares, Goldman Sachs U.S. Equity Fund	S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	15.06%	15.79%	Nov. 30, 2009
S&P 500 Index Class R Shares, Goldman Sachs U.S. Equity Fund	S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	15.06%	15.79%	Nov. 30, 2009

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional and Class IR Shares, and returns for Class R Shares (which are offered exclusively to retirement plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.